BIOLOGICAL ASSETS (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about biological assets [abstract]
Disclosure of reconciliation of changes in biological assets [Table Text Block]
Balance at of January 1, 2022	$1,687

Production costs capitalized	7,744
Changes in fair value less cost to sell due to biological transformation	84
Transferred to inventory upon harvest	(9,025)
Restructuring disposal	(108)
Foreign exchange translation	62
Deconsolidation of Trichome (see Note 25)	(444)

Balance at of December 31, 2022	-

Balance at of December 31, 2023	-

Disclosure of detailed information about Impact on fair value of 10% increase/decrease in each input [Table Text Block]
	December 31,		10% change as at December 31,
	2023	2022	2023	2022

Average selling price per gram of dried cannabis (in CAD)	-	$3.21	-	$60
Average post-harvest costs per gram of dried cannabis (in CAD)	-	$0.75	-	$17
Attrition rate	-	51%	-	44%
Average yield per plant (in grams)	-	38	-	42
Average stage of growth	-	82%	-	39%